Long-term Debt - Additional Information (Detail) ₨ in Thousands, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about borrowings [line items]
Loan amount	$ 15,700.8	₨ 1,187,997,100	₨ 1,059,910,700	₨ 888,706,800
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Financial assets pledged as collateral for liabilities		321,300,700	₨ 308,850,500
Top of range [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Maturity	March 2029
Long-term borrowings [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	April 2020
Loans from banks/financial institutions (short-term) [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	5.70%
Loans from banks/financial institutions (short-term) [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Commercial paper issued interest rate	7.54%
Marginal cost lending rate [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount		164,743,800
London interbank offered rate (LIBOR) 1 [member] | Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan amount		₨ 241,994,700
Buyers credit from banks at floating interest rate [Member]
Disclosure of detailed information about borrowings [line items]
Maturity	four years
Non-convertible debentures [Member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	7.28%	7.28%
Non-convertible debentures [Member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	11.50%	11.50%